Fair value of assets and liabilities - Xiaoying card loan products and Significant unobservable inputs (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
Fair value of assets and liabilities
Financial guarantee derivative		¥ 11,816,799
Financial guarantee derivative	¥ 107,890,394	565,953,269	$ 15,642,637
Financial guarantee derivative
Fair value of assets and liabilities
Financial guarantee derivative	11,816,799		0
Financial guarantee derivative	107,890,394	565,953,269	15,642,637
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2020)	94,183,515	1,285,566,707	13,655,326
Loan products
Fair value of assets and liabilities
Financial guarantee derivative	2,167,354,119	25,229,094,745	314,236,809
Loans at fair value	¥ 1,405,147,876	¥ 9,877,178,724	$ 203,727,292
Remaining weighted average contractual term (Month)	1 month 28 days	6 months 23 days
Estimated net default rate (in percentage)	7.23%	7.74%	7.23%